Segment Information (Details) - Schedule of Segment Information - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net revenues:
Net revenues		$ 152,327	$ 157,079	$ 153,012
Operating income:
Operating income		29,285	26,726	36,287
Cheers App Internet Business [Member]
Net revenues:
Net revenues		141,005	144,045	135,263
Operating income:
Operating income		27,108	24,510	32,081
Traditional Media Business [Member]
Net revenues:
Net revenues		11,322	13,034	17,749
Operating income:
Operating income		2,177	2,218	4,210
Segment Operating Income [Member]
Operating income:
Operating income		29,285	26,728	36,291
Unallocated item [Member]
Operating income:
Operating income	[1]		$ (2)	$ (4)

[1]	The unallocated item for the years ended December 31, 2023, 2022 and 2021 presents the share-based compensation for employees, which is not allocated to segments.